Interest Expense - Schedule of Interest Expense Related to Financing Liabilities Recorded in Connection with the HLSS Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NRZ [Member]
Schedule of Interest Expense [Line Items]
Servicing fees collected on behalf of HLSS	$ 175,994	$ 177,113	$ 531,399	$ 553,423
Less: Servicing fee retained by Ocwen	91,597	83,550	272,802	266,514
Net servicing fees remitted to HLSS	84,397	93,563	258,597	286,909
Less: Reduction in financing liability	21,160	8,736	52,159	12,960
Interest expense on HLSS financing liability	$ 63,237	$ 84,827	$ 206,438	$ 273,949
HLSS [Member]
Schedule of Interest Expense [Line Items]
Servicing fees collected on behalf of HLSS					$ 736,122	$ 633,377	$ 117,789
Less: Servicing fee retained by Ocwen					358,053	317,723	50,162
Net servicing fees remitted to HLSS					378,069	315,654	67,627
Less: Reduction in financing liability					17,374	87,068	12,917
Interest expense on HLSS financing liability					$ 360,695	$ 228,586	$ 54,710